PERSONNEL EXPENSES AND DEFERRED EMPLOYEE BENEFITS - Deferred Employee Benefits - Additional Information (Details)				12 Months Ended
	Jun. 23, 2016 $ / h	Apr. 25, 2016 USD ($)	Sep. 01, 2015 $ / h	Dec. 31, 2017 USD ($) year	Dec. 31, 2016 USD ($) year employer	Dec. 31, 2015 USD ($)
Disclosure of defined benefit plans [line items]
Gain relating to changes in post-employment benefit plans				$ 0	$ 832,000,000	$ 0
Entity's own financial instruments included in fair value of plan assets				3,000,000
Actual return on invested assets				799,000,000	612,000,000
Defined contribution plan expected cash contributions				120,000,000
Defined contribution plan, cash contributions				$ 104,000,000
Actuarial assumption of life expectancy after retirement | year				22
Defined benefit obligation
Disclosure of defined benefit plans [line items]
Gain relating to changes in post-employment benefit plans				$ 14,000,000	(80,000,000)	4,000,000
Plan assets, at fair value				7,822,000,000	$ 7,048,000,000
Estimate of contributions expected to be paid to plan for next annual reporting period				$ 299,000,000
Weighted average duration of defined benefit obligation (in years) | year				12	11
Other post-employment benefits
Disclosure of defined benefit plans [line items]
Gain relating to changes in post-employment benefit plans				$ 4,000,000	$ (851,000,000)	(2,000,000)
Plan assets, at fair value				546,000,000
Estimate of contributions expected to be paid to plan for next annual reporting period				$ 144,000,000
Weighted average duration of defined benefit obligation (in years) | year				14	13
Other post-employment benefits | ArcelorMittal USA LLC
Disclosure of defined benefit plans [line items]
Fixed payment into VEBA trust as a percentage of operating income					5.00%
Percentage of assets in fixed income				70.00%
Percentage of assets in equities				30.00%
Plan assets, at fair value				$ 490,000,000
Other post-employment benefits | Cost of sales | ArcelorMittal USA LLC
Disclosure of defined benefit plans [line items]
Gain relating to changes in post-employment benefit plans					$ 832,000,000
United States
Disclosure of defined benefit plans [line items]
Percentage of employees covered by defined benefit plan				14.00%
Number of participating employers | employer					483
Contributions per contributory hour | $ / h	2.70		2.65
Increase in rate of contributions per contributory hour | $ / h	0.05
Multiple-employer plan accounted for as multiemployer plan, expected cash contributions				$ 73,000,000
Multiple-employer plan accounted for as multiemployer plan, cash contributions				67,000,000
Multiemployer plans, accumulated benefit obligation				4,993,000,000
Multiemployer plans, market value of assets				$ 4,142,000,000
Funded ratio percentage				83.00%
Percentage of total contributions made to the plan				29.00%
United States | Defined benefit obligation
Disclosure of defined benefit plans [line items]
Gain relating to changes in post-employment benefit plans				$ 0	$ 12,000,000	0
Plan assets, at fair value				2,993,000,000	2,768,000,000
United States | Other post-employment benefits
Disclosure of defined benefit plans [line items]
Gain relating to changes in post-employment benefit plans				0	$ (844,000,000)	$ 0
Plan assets, at fair value				$ 538,000,000
Belgium
Disclosure of defined benefit plans [line items]
Rates of return of insured plans on employer contributions						3.25%
Rates of return of insured plans on employee contributions						3.75%
Minimum guaranteed rate of return of insured plans					1.75%
Europe
Disclosure of defined benefit plans [line items]
Minimum guaranteed rate of return of insured plans				1.75%
Europe | Defined benefit obligation
Disclosure of defined benefit plans [line items]
Gain relating to changes in post-employment benefit plans				$ 1,000,000	$ (96,000,000)	$ 2,000,000
Plan assets, at fair value				924,000,000	777,000,000
Europe | Other post-employment benefits
Disclosure of defined benefit plans [line items]
Gain relating to changes in post-employment benefit plans				2,000,000	$ (4,000,000)	0
Plan assets, at fair value				8,000,000
France
Disclosure of defined benefit plans [line items]
Gain in cost of sales and selling, general and administrative expenses		$ 96,000,000
Actuarial assumption of mortality rates | Defined benefit obligation
Disclosure of defined benefit plans [line items]
Increase (decrease) in net defined benefit liability				(95,000,000)
Actuarial assumption of mortality rates | Other post-employment benefits
Disclosure of defined benefit plans [line items]
Increase (decrease) in net defined benefit liability				$ (51,000,000)
Actuarial assumption of medical cost trend rates | United States | Other post-employment benefits
Disclosure of defined benefit plans [line items]
Increase (decrease) in net defined benefit liability						(1,061,000,000)
Adjustment for experience [Member] | United States | Other post-employment benefits
Disclosure of defined benefit plans [line items]
Increase (decrease) in net defined benefit liability						$ 117,000,000